Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Transactions with Related Parties
Transactions with Related Parties

(16) Transactions with Related Parties

In the ordinary course of business, the Subsidiary Banks make loans to our directors and executive officers, including their affiliates, families, and companies in which they are principal owners. In the opinion of management, these loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and do not involve more than normal risk of collectability or present other unfavorable features. The aggregate amounts receivable from such related parties amounted to approximately $14,020,000 and $6,669,000 at December 31, 2025 and 2024, respectively.

We are a financial holding company and under current regulatory authority, are allowed to make certain equity investments in non-financial companies.  We hold interests in several non-financial companies in various industries including oil and gas operations, hotel development, and aviation. Our ownership interests range from less than approximately 5% to approximately 44%, and none of the investments are significant to our overall financial position.  We account for ownership interests under either the cost or equity method of accounting, depending on our ownership level.  For equity method investments, the net income (loss) is recorded as other investment income on our consolidated income statement, and the invested amount is included in other investments on our consolidated statement of

condition.   We are a limited partner in all the investments, and do not exert significant control over the day-to-day operations of the investee.  Our Subsidiary Banks have outstanding loans to some of the entities in which we hold an equity investment, and loans outstanding to entities in which we hold a greater than 20% equity interest totaled $289,161,000 and $269,013,000 at December 31, 2025 and December 31, 2024, respectively.  The terms of those credits are extended at arms-length under the same terms and conditions available to all customers for that type of industry, creditworthiness, collateral position and ability to repay. Deposit liabilities related to the same investees are not significant at December 31, 2025 or December 31, 2024.